Leases (Tables)	6 Months Ended
Jun. 30, 2021
Leases
Leases

Amount
2022	6,668
2023	6,583
2024	6,592
2025	6,388
2026 and thereafter	33,172
Total	$ 59,403
Operating lease liabilities, including current portion	$ 45,669
Discount based on incremental borrowing rate	$ 13,734